Segment Information - Schedule of Operations by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 535,278		$ 243,323		$ 148,609
Cost of revenues	264,424		104,778		55,475
Selling, general and administrative expenses	62,453		15,219		14,173
Depreciation and amortization	90,862		43,822		36,206
Loss on sale of equipment	797		1,170		51
Corporate expenses	(3,644)	[1]	0		0
Income from operations	116,742		78,334		42,704
Interest expense	(32,345)		(18,956)		(9,284)
Loss on debt extinguishment	(221)		0		0
Other expense	(2,756)		(910)		(408)
Income before provision for income taxes	81,420		58,468		33,012
Intersegment
Segment Reporting Information [Line Items]
Revenues	39,163		36,758		99,945
Cost of revenues	39,163		36,758		99,945
Intersegment | Production Solutions
Segment Reporting Information [Line Items]
Revenues	0		0		0
Cost of revenues	0		0		0
Intersegment | Natural Gas Technologies
Segment Reporting Information [Line Items]
Revenues	39,163		36,758		99,945
Cost of revenues	39,163		36,758		99,945
Operating Segments
Segment Reporting Information [Line Items]
Revenues	574,441		280,081		248,554
Cost of revenues	303,587		141,536		155,420
Selling, general and administrative expenses	58,809	[2]	15,219	[3]	14,173	[4]
Depreciation and amortization	90,862	[2]	43,822	[3]	36,206	[4]
Loss on sale of equipment	797		1,170		51
Segment profit	120,386		78,334		42,704
Operating Segments | Production Solutions
Segment Reporting Information [Line Items]
Revenues	327,805		168,801		120,237
Cost of revenues	140,672		42,179		33,214
Selling, general and administrative expenses	37,867	[2]	11,792	[3]	11,075	[4]
Depreciation and amortization	61,475	[2]	42,773	[3]	35,275	[4]
Loss on sale of equipment	784		1,169		55
Segment profit	87,007		70,888		40,618
Operating Segments | Natural Gas Technologies
Segment Reporting Information [Line Items]
Revenues	246,636		111,280		128,317
Cost of revenues	162,915		99,357		122,206
Selling, general and administrative expenses	20,942	[2]	3,427	[3]	3,098	[4]
Depreciation and amortization	29,387	[2]	1,049	[3]	931	[4]
Loss on sale of equipment	13		1		(4)
Segment profit	33,379		7,446		2,086
Operating Segments | External Customers
Segment Reporting Information [Line Items]
Revenues	535,278		243,323		148,609
Cost of revenues	264,424	[2]	104,778	[3]	55,475	[4]
Operating Segments | External Customers | Production Solutions
Segment Reporting Information [Line Items]
Revenues	327,805		168,801		120,237
Cost of revenues	140,672	[2]	42,179	[3]	33,214	[4]
Operating Segments | External Customers | Natural Gas Technologies
Segment Reporting Information [Line Items]
Revenues	207,473		74,522		28,372
Cost of revenues	123,752	[2]	62,599	[3]	22,261	[4]
Elimination of intersegment
Segment Reporting Information [Line Items]
Revenues	(39,163)		(36,758)		(99,945)
Cost of revenues	$ (39,163)		$ (36,758)		$ (99,945)

[1]	Comprised primarily of expenses not allocated to our reportable segments.
[2]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[3]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
[4]	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.